                         FORM N-SAR

                    SEMI-ANNUAL REPORT

            FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    //        (a)

             or fiscal year ending:  12/31/01 (b)

Is this a transition report?(Y/N)N

Is this an amendment to a previous filing? (Y/N)N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name Variable Annuity Account I of Aetna Insurance Company of America

     B.  File Number: 811-8582

     C.  Telephone Number :   (860)273-4848

2.   A.  Street:    5100 West Lemon Street, Suite 213
     B.  City:  Tampa   C.  State: FL     D.  Zip Code: 33609    Zip Ext:
     E.  Foreign Country                     Foreign Postal Code:


3.   Is  this the first filing on this form by Registrant? (Y/N)  N

4.   Is this the last filing on this form by Registrant? (Y/N)  N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N) Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) N [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:         Aetna Insurance Company of America

     B. [/] File Number(If any):

     C. [/] City   Tampa    State:   FL   Zip  33609

        [/] Foreign Country:            Foreign Postal Code:


111. A. [/] Depositor Name:

     B. [/]File Number(If any):

     C. [/] City:              State:         Zip Code-ext:

        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:              State:         Zip Code-ext:

        [/] Foreign Country:            Foreign Postal Code:


112. A. [/] Sponsor Name:

     B. [/] File Number (If any) :

     C. [/] City:                State:         Zip Code-ext:

        [/] Foreign Country:                Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:        State      Zip Code:     Zip Ext:

        [/] Foreign Country:                 Foreign Postal Code:

113. A. [/] Trustee Name :

     B. [/] City:        State      Zip Code:     Zip Ext:

        [/] Foreign Country:                 Foreign Postal Code:

114. A. [/] Principal Underwriter Name: Aetna Investment Services, LLC

     B. [/] File Number: 8-       13256

     C.[/] City: Htfd        State: CT     Zip Code: 06156        Zip Ext:

       [/] Foreign Country:       Foreign Postal Code:

114. A.[/] Principal Underwriter Name:

     B.[/] File Number: 8-

     C.[/] City:       State:     Zip Code:   Zip Ext:

       [/]Foreign Country:       Foreign Postal Code:

115. A.[/] Independent Public Accountant Name: Ernst & Young LLP

     B.[/] City: Hartford     State: CT    Zip Code: 06103     Zip Ext:

       [/] Foreign Country:      Foreign Postal Code:

115. A.[/] Independent Public Accountant Name:

     B.[/] City:         State:    Zip Code:      ZipExt:

       [/]Foreign Country:                  Foreign Postal Code:

116.  Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies?(Y/N)  Y
                                                                        (Y/N)
     B. [/] Identify the family in 10 letters:  A L I A C F U N D S

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant  a separate account of an insurance company?(Y/N) Y
                                                                         (Y/N)
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts?(Y/N)  Y
                                            (Y/N)

     C. [/] Scheduled premium variable life contracts?(Y/N)  N
                                                           (Y/N)

     D. [/] Flexible premium variable life contracts?(Y/N)  N
                                                          (Y/N)

     E. [/] Other types of insurance products registered under the Securities Act of 1933? Y/N? N
                            (Y/N)

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933  1

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period 0

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0

121.[/] State the number of series for which a current prospectus was in existence at the end of the period  1

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
        period   0

123.[/] State the total value of the additional units considered in answering item 122($000's omitted)  $0

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
        Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
        series.)($000's omitted)   $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of   Total Assets   Total Income
                                       Series        ($000's    Distributions
                                      Investing      omitted) ($000's omitted)

A. U.S. Treasury direct issue                       $            $

B. U.S. Government agency                           $            $

C. State and municipal tax-free                     $            $

D. Public utility debt                              $            $

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                      $            $

F. All other corporate intermed &
   long-term debt                                   $            $

G. All other corporate short-term debt              $            $

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                 $            $

I. Investment company equity securities    1        $741,329     $0

J. All other equity securities                      $            $

K. Other securities                                 $            $

L. Total assets of all series of registrant         $741,329     $0

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
        the issuer? (Y/N)                            (Y/N)

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
        current period?(Y/N)                         (Y/N)

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
        from insurance or guarantees? (Y/N)          (Y/N)

131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $11,184

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing.

811-8582     811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

811-         811-      811-      811-      811-

Signature Page
This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Hartford        State of:  Connecticut  Date:

Name of Registrant, Depositor, or Trustee:


                Variable Annuity Account I of
            Aetna Insurance Company of America
                    Name of Registrant



Witness:/s/Kevin A. Thomas        By:/s/ Deborah Koltenuk
           Kevin A. Thomas               Deborah Koltenuk
           Manager                       Vice President and Corporate Controller
           Aetna Insurance Company of    Aetna Insurance Company of America
           America